Consolidated Balance Sheets - CAD	Nov. 30, 2016	Nov. 30, 2015
Current
Cash	CAD 4,144,424	CAD 1,755,196
Accounts receivable, net (Note 4)	472,474	478,674
Investment tax credits	681,136	458,021
Prepaid expenses, sundry and other assets	400,642	229,225
Current Assets	5,698,676	2,921,116
Deferred offering costs (Note 10)	386,375	543,745
Property and equipment, net (Note 5)	1,889,638	1,759,438
Assets	7,974,689	5,224,299
Current
Accounts payable	807,295	3,027,974
Accrued liabilities (Note 6)	384,886	454,290
Employee costs payable (Note 8)	1,044,151	175,172
Current portion of capital lease obligations (Note 9)	14,829	20,460
Convertible debenture (Note 7)	1,494,764	1,518,429
Deferred revenue	450,000	0
Current Liabilities	4,195,925	5,196,325
Capital lease obligations (Note 9)	0	15,660
Deferred revenue (Note 3)	2,662,500	150,000
Liabilities	6,858,425	5,361,985
Shareholders' equity (deficiency)
Capital stock (Notes 10 and 11) authorized, unlimited common shares without par value, unlimited preference shares issued and outstanding 29,789,992 common shares (2015 - 24,244,050)	29,830,791	21,481,242
Additional paid-in capital	34,017,071	30,969,093
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(63,016,019)	(52,872,442)
Stockholders' Equity	1,116,264	(137,686)
Liabilities and Stockholders' Equity	CAD 7,974,689	CAD 5,224,299